Domini Impact Equity Fund

Portfolio of Investments

April 30, 2021 (Unaudited)

Security	Shares	Value
Long Term Investments – 99.9%
Common Stocks – 99.9%
Communication Services – 11.6%
Alphabet, Inc., Class A (a)	20,950	$49,305,825
Altice USA, Inc., Class A (a)	8,300	301,373
AT&T, Inc.	255,185	8,015,361
Charter Communications, Inc., Class A (a)	4,558	3,069,585
Comcast Corp., Class A	162,821	9,142,399
Electronic Arts, Inc.	10,418	1,480,189
Lumen Technologies, Inc.	37,600	482,408
Match Group, Inc. (a)	9,100	1,416,233
Netflix, Inc. (a)	15,638	8,029,644
New York Times Co. (The), Class A	94,775	4,303,733
Omnicom Group, Inc.	7,400	608,724
Pinterest, Inc., Class A (a)	19,300	1,280,941
Roku, Inc. (a)	4,000	1,371,880
SoftBank Group Corp. ADR	86,426	3,897,813
Spotify Technology SA (a)	4,200	1,058,904
Take-Two Interactive Software, Inc. (a)	3,981	698,188
TELUS Corp.	45,694	948,150
T-Mobile US, Inc. (a)	21,300	2,814,369
Verizon Communications, Inc.	148,395	8,575,747
Walt Disney Co. (The) (a)	65,093	12,108,600
Zillow Group, Inc., Class A (a)	7,100	946,785

		119,856,851

Consumer Discretionary – 13.9%
Advance Auto Parts, Inc.	2,657	531,825
Amazon.com, Inc. (a)	15,419	53,464,149
Aptiv PLC (a)	9,500	1,366,955
Best Buy Co., Inc.	8,149	947,484
Booking Holdings, Inc. (a)	1,460	3,600,477
BorgWarner, Inc.	8,400	408,072
Bright Horizons Family Solutions, Inc. (a)	2,400	347,592
Burlington Stores, Inc. (a)	2,400	783,192
Chegg, Inc. (a)	59,487	5,373,461
Chipotle Mexican Grill, Inc. (a)	1,017	1,517,395
Cie Generale des Etablissements Michelin SCA ADR	28,750	832,025
Dollar General Corp.	8,900	1,911,275
eBay, Inc.	23,300	1,299,907
Etsy, Inc. (a)	4,300	854,797
Garmin, Ltd.	5,246	719,961
Home Depot, Inc. (The)	38,651	12,510,169
Lowe’s Cos., Inc.	26,241	5,149,796
MercadoLibre, Inc. (a)	1,700	2,670,666

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Security	Shares	Value
Consumer Discretionary (Continued)
NIKE, Inc., Class B	44,949	$5,961,136
NIO, Inc. ADR (a)	47,200	1,880,448
NVR, Inc. (a)	120	602,172
O’Reilly Automotive, Inc. (a)	2,600	1,437,488
Sony Corp. ADR	44,455	4,452,613
Starbucks Corp.	42,067	4,816,251
Target Corp.	17,851	3,699,798
Tesla, Inc. (a)	31,354	22,243,782
TJX Cos., Inc.	40,600	2,882,600
Ulta Beauty, Inc. (a)	1,898	625,106
VF Corp.	11,800	1,034,388
Williams-Sonoma, Inc.	2,600	443,950

		144,368,930

Consumer Staples – 5.7%
AppHarvest, Inc. (a)	144,743	2,476,553
Beyond Meat, Inc. (a)	25,550	3,364,424
Campbell Soup Co.	7,991	381,570
Church & Dwight Co., Inc.	8,712	746,967
Clorox Co. (The)	4,400	803,000
Colgate-Palmolive Co.	31,225	2,519,857
Costco Wholesale Corp.	15,903	5,917,347
Estee Lauder Cos., Inc. (The), Class A	7,677	2,409,043
General Mills, Inc.	21,599	1,314,515
JM Smucker Co. (The)	3,746	490,689
Keurig Dr Pepper, Inc.	25,200	903,420
Kimberly-Clark Corp.	12,318	1,642,236
Kraft Heinz Co. (The)	22,123	913,459
Kroger Co. (The)	25,711	939,480
Lamb Weston Holdings, Inc.	5,800	466,900
L’Oreal SA ADR	38,300	3,133,323
McCormick & Co., Inc.	9,300	840,348
Mondelez International, Inc., Class A	51,047	3,104,168
PepsiCo, Inc.	49,331	7,111,557
Procter & Gamble Co. (The)	87,925	11,730,953
Sysco Corp.	17,303	1,466,083
Unilever PLC ADR	92,385	5,424,847
Walgreens Boots Alliance, Inc.	25,348	1,345,979

		59,446,718

Financials – 9.7%
Aflac, Inc.	22,515	1,209,731
AGNC Investment Corp.	22,200	398,046
Allstate Corp.	10,800	1,369,440
American Express Co.	21,848	3,350,391

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Security	Shares	Value
Financials (Continued)
Annaly Capital Management, Inc.	47,900	$434,932
Aon PLC, Class A	8,200	2,061,808
Bank of America Corp.	273,654	11,091,197
Bank of Montreal	23,631	2,229,349
Bank of New York Mellon Corp. (The)	28,800	1,436,544
Bank of Nova Scotia (The)	44,166	2,812,933
BlackRock, Inc.	5,034	4,124,356
Capital One Financial Corp.	16,218	2,417,779
Cboe Global Markets, Inc.	3,700	386,169
Charles Schwab Corp. (The)	54,078	3,807,091
Chubb, Ltd.	14,287	2,451,506
Cincinnati Financial Corp.	5,411	609,711
Citigroup, Inc.	74,408	5,300,826
CME Group, Inc.	12,898	2,605,267
Comerica, Inc.	4,654	349,795
Discover Financial Services	10,800	1,231,200
DNB ASA ADR	30,840	667,223
East West Bancorp, Inc.	4,800	365,520
Equitable Holdings, Inc.	15,300	523,719
Everest Re Group, Ltd.	1,500	415,425
FactSet Research Systems, Inc.	1,500	504,330
Fifth Third Bancorp	24,956	1,011,716
First Republic Bank	6,100	1,117,764
Hartford Financial Services Group, Inc. (The)	12,493	824,038
Huntington Bancshares, Inc.	34,900	534,668
Intercontinental Exchange, Inc.	20,295	2,388,924
Invesco, Ltd.	16,303	440,181
KeyCorp	34,000	739,840
London Stock Exchange Group PLC ADR	66,600	1,723,608
Markel Corp. (a)	490	576,446
MarketAxess Holdings, Inc.	1,300	634,998
Marsh & McLennan Cos., Inc.	18,430	2,500,951
MetLife, Inc.	25,200	1,603,476
Moody’s Corp.	5,914	1,932,163
Morgan Stanley	50,959	4,206,665
MSCI, Inc.	2,905	1,411,162
Nasdaq, Inc.	4,200	678,468
Northern Trust Corp.	7,000	796,600
PNC Financial Services Group, Inc. (The)	14,949	2,794,716
Principal Financial Group, Inc.	9,400	600,378
Progressive Corp. (The)	21,258	2,141,531
Prudential Financial, Inc.	13,961	1,401,126
Raymond James Financial, Inc.	4,300	562,354

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Security	Shares	Value
Financials (Continued)
Regions Financial Corp.	33,528	$730,910
S&P Global, Inc.	8,598	3,356,573
T Rowe Price Group, Inc.	8,111	1,453,491
Toronto-Dominion Bank (The)	64,817	4,456,169
Travelers Cos., Inc. (The)	8,916	1,378,949
Truist Financial Corp.	47,802	2,835,137
US Bancorp	49,516	2,938,775

		99,926,065

Health Care – 12.3%
AbbVie, Inc.	62,452	6,963,398
ABIOMED, Inc. (a)	1,600	513,168
Agilent Technologies, Inc.	10,800	1,443,312
Alcon, Inc. (a)	17,362	1,309,616
Align Technology, Inc. (a)	2,600	1,548,378
Alnylam Pharmaceuticals, Inc. (a)	4,100	576,624
Amgen, Inc.	20,819	4,989,065
Becton Dickinson and Co.	10,551	2,625,194
Biogen, Inc. (a)	5,367	1,434,760
BioMarin Pharmaceutical, Inc. (a)	6,300	490,896
Bio-Rad Laboratories, Inc., Class A (a)	800	504,104
Bio-Techne Corp.	1,400	598,486
Bristol-Myers Squibb Co.	79,101	4,937,484
Cerner Corp.	10,723	804,761
Cooper Cos., Inc. (The)	1,700	698,513
CSL, Ltd. ADR	32,300	3,370,828
Danaher Corp.	22,615	5,742,853
DENTSPLY SIRONA, Inc.	7,516	507,405
DexCom, Inc. (a)	13,583	5,244,396
Edwards Lifesciences Corp. (a)	22,072	2,108,317
Exact Sciences Corp. (a)	26,800	3,532,776
Gilead Sciences, Inc.	44,646	2,833,682
GlaxoSmithKline PLC ADR	90,325	3,372,736
Guardant Health, Inc. (a)	3,300	524,634
Henry Schein, Inc. (a)	5,700	413,250
Hologic, Inc. (a)	82,231	5,390,242
IDEXX Laboratories, Inc. (a)	3,019	1,657,401
Illumina, Inc. (a)	5,249	2,062,017
Incyte Corp. (a)	6,500	554,970
Inspire Medical Systems, Inc. (a)	12,344	2,923,306
Insulet Corp. (a)	2,300	679,006
Koninklijke Philips NV (a)	32,176	1,822,449
Masimo Corp. (a)	1,800	418,806
Merck & Co., Inc.	89,835	6,692,707

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Security	Shares	Value
Health Care (Continued)
Mettler-Toledo International, Inc. (a)	890	$1,168,855
Moderna, Inc. (a)	11,800	2,110,076
Novo Nordisk A/S ADR	58,878	4,354,028
PerkinElmer, Inc.	3,900	505,557
Pfizer, Inc.	198,970	7,690,190
Quest Diagnostics, Inc.	4,615	608,626
Regeneron Pharmaceuticals, Inc. (a)	3,642	1,752,895
ResMed, Inc.	5,246	986,091
Sanofi ADR (a)	77,316	4,049,039
Seagen, Inc. (a)	37,643	5,411,558
STERIS PLC	3,000	633,060
Stryker Corp.	12,128	3,185,177
Teladoc Health, Inc. (a)	27,215	4,690,505
Teleflex, Inc.	1,700	718,216
Thermo Fisher Scientific, Inc.	14,188	6,671,623
Veeva Systems, Inc., Class A (a)	4,806	1,357,455
Vertex Pharmaceuticals, Inc. (a)	9,243	2,016,823
Waters Corp. (a)	2,163	648,619

		127,847,933

Industrials – 6.9%
Allegion PLC	3,100	416,578
Ameresco, Inc., Class A (a)	122,608	6,472,476
AO Smith Corp.	4,500	304,875
Assa Abloy AB ADR	66,242	947,923
Brambles, Ltd. ADR	25,600	411,648
Carrier Global Corp.	31,700	1,381,486
CH Robinson Worldwide, Inc.	4,700	456,276
Cintas Corp.	3,200	1,104,448
Copart, Inc. (a)	7,500	933,825
CoStar Group, Inc. (a)	1,371	1,171,424
Cummins, Inc.	5,141	1,295,738
Deere & Co.	10,245	3,799,358
Deutsche Post AG ADR	34,937	2,057,615
Donaldson Co., Inc.	5,200	326,976
Emerson Electric Co.	21,726	1,965,986
Expeditors International of Washington, Inc.	5,900	648,174
Fastenal Co.	20,158	1,053,860
Fortune Brands Home & Security, Inc.	5,400	566,892
Generac Holdings, Inc. (a)	2,300	745,085
Graco, Inc.	5,700	437,760
Hubbell, Inc.	2,200	422,422
IAA, Inc. (a)	5,500	345,455
IDEX Corp.	2,800	627,760

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Security	Shares	Value
Industrials (Continued)
IHS Markit, Ltd.	12,994	$1,397,894
Illinois Tool Works, Inc.	10,452	2,408,768
Ingersoll Rand, Inc. (a)	12,969	640,798
JB Hunt Transport Services, Inc.	3,100	529,201
JetBlue Airways Corp. (a)	10,288	209,464
Johnson Controls International PLC	25,536	1,591,914
Lennox International, Inc.	1,200	402,408
Masco Corp.	8,900	568,532
Nidec Corp. ADR	73,256	2,128,819
Nordson Corp.	2,100	443,961
Old Dominion Freight Line, Inc.	3,700	953,897
Otis Worldwide Corp.	15,800	1,230,346
Owens Corning	3,633	351,711
PACCAR, Inc.	12,000	1,078,560
Pentair PLC	6,600	425,766
Rockwell Automation, Inc.	4,272	1,128,919
Roper Technologies, Inc.	3,757	1,677,275
Schneider Electric SE ADR	97,900	3,118,604
Siemens AG ADR	57,736	4,812,873
Snap-on, Inc.	2,000	475,200
Stanley Black & Decker, Inc.	5,654	1,169,078
Sunrun, Inc. (a)	85,242	4,176,858
Thomson Reuters Corp.	5,800	537,718
Toro Co. (The)	3,700	424,020
Trane Technologies PLC	8,407	1,461,389
Trex Co., Inc. (a)	4,600	496,754
United Parcel Service, Inc., Class B	25,693	5,237,775
United Rentals, Inc. (a)	2,600	831,870
Vestas Wind Systems A/S ADR	21,200	1,450,080
Westinghouse Air Brake Technologies Corp.	6,191	508,095
WW Grainger, Inc.	1,570	680,658
Xylem, Inc.	6,300	697,095

		71,140,340

Information Technology – 34.9%
Accenture PLC, Class A	23,700	6,872,289
Adobe, Inc. (a)	17,161	8,723,623
Advanced Micro Devices, Inc. (a)	43,150	3,521,903
Apple, Inc.	531,196	69,831,026
Applied Materials, Inc.	32,602	4,326,611
ASML Holding NV, Class G	14,900	9,656,690
Autodesk, Inc. (a)	21,767	6,354,005
Automatic Data Processing, Inc.	14,468	2,705,371
Broadcom, Inc.	14,213	6,483,971

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
Cadence Design Systems, Inc. (a)	9,784	$1,289,238
Cisco Systems, Inc.	139,391	7,096,396
Cree, Inc. (a)	46,177	4,590,917
Dell Technologies, Inc., Class C (a)	8,900	875,137
DocuSign, Inc. (a)	28,779	6,415,990
Enphase Energy, Inc. (a)	56,021	7,800,924
Fiserv, Inc. (a)	21,200	2,546,544
Infineon Technologies AG ADR	43,500	1,740,870
Intel Corp.	145,679	8,380,913
International Business Machines Corp.	31,866	4,521,148
Intuit, Inc.	9,122	3,759,724
KLA Corp.	5,610	1,769,114
Lam Research Corp.	5,100	3,164,295
Mastercard, Inc., Class A	31,252	11,940,139
Maxim Integrated Products, Inc.	9,700	911,800
Micron Technology, Inc. (a)	39,900	3,434,193
Microsoft Corp.	267,261	67,397,879
NetApp, Inc.	7,708	575,711
NortonLifeLock, Inc.	20,300	438,683
NVIDIA Corp.	21,377	12,834,323
Palo Alto Networks, Inc. (a)	14,765	5,217,803
Paychex, Inc.	11,331	1,104,659
Paycom Software, Inc. (a)	1,700	653,497
PayPal Holdings, Inc. (a)	42,000	11,016,180
QUALCOMM, Inc.	40,700	5,649,160
salesforce.com, Inc. (a)	31,734	7,308,975
ServiceNow, Inc. (a)	7,100	3,595,227
Shopify, Inc., Class A (a)	4,000	4,730,040
Snowflake, Inc., Class A (a)	1,300	301,067
Splunk, Inc. (a)	5,900	745,878
Square, Inc., Class A (a)	36,034	8,821,844
STMicroelectronics NV, Class Y	123,629	4,610,125
Synopsys, Inc. (a)	5,443	1,344,748
Texas Instruments, Inc.	32,952	5,948,166
Twilio, Inc., Class A (a)	5,000	1,839,000
Universal Display Corp.	22,950	5,133,685
Visa, Inc., Class A	60,500	14,130,380
VMware, Inc., Class A (a)	2,775	446,303
WEX, Inc. (a)	1,516	311,098
Workday, Inc., Class A (a)	6,500	1,605,500
Zoom Video Communications, Inc., Class A (a)	22,503	7,191,284

		361,664,046

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Security	Shares	Value
Materials – 1.8%
Air Products and Chemicals, Inc.	8,059	$2,324,860
AptarGroup, Inc.	2,500	377,025
Avery Dennison Corp.	2,900	621,093
Ecolab, Inc.	9,248	2,072,662
International Paper Co.	13,700	794,600
Linde PLC	18,830	5,382,367
Novozymes A/S ADR	6,937	493,845
Nucor Corp.	10,492	863,072
PPG Industries, Inc.	8,342	1,428,484
Sherwin-Williams Co. (The)	8,892	2,435,252
Steel Dynamics, Inc.	7,800	422,916
Vulcan Materials Co.	4,644	827,747
Westrock Co.	8,885	495,339

		18,539,262

Real Estate – 2.6%
Alexandria Real Estate Equities, Inc.	4,786	866,745
American Tower Corp.	16,009	4,078,613
Boston Properties, Inc.	4,946	540,845
CBRE Group, Inc., Class A (a)	11,322	964,634
Crown Castle International Corp.	15,322	2,896,777
Digital Realty Trust, Inc.	9,892	1,526,435
Duke Realty Corp.	12,900	600,108
Equinix, Inc.	3,231	2,328,776
Equity LifeStyle Properties, Inc.	5,700	395,580
Essex Property Trust, Inc.	2,300	668,196
Extra Space Storage, Inc.	4,500	669,105
Host Hotels & Resorts, Inc. (a)	23,922	434,424
Kilroy Realty Corp.	4,600	315,284
Mid-America Apartment Communities, Inc.	4,000	629,320
Prologis, Inc.	26,795	3,122,421
Public Storage	5,277	1,483,681
Realty Income Corp.	13,121	907,317
SBA Communications Corp.	3,907	1,171,006
Simon Property Group, Inc.	12,500	1,521,750
UDR, Inc.	10,169	472,350
Ventas, Inc.	13,063	724,474
WP Carey, Inc.	6,300	471,807

		26,789,648

Utilities – 0.5%
Alliant Energy Corp.	8,600	483,062
Consolidated Edison, Inc.	12,061	933,642
Eversource Energy	12,058	1,039,641
Fortis, Inc.	16,900	753,740

Domini Impact Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Security	Shares	Value
Utilities (Continued)
National Grid PLC ADR	25,119	$1,581,994
SSE PLC ADR	36,700	742,808

		5,534,887

Total Investments – 99.9% (Cost $614,151,615)		1,035,114,680
Other Assets, less liabilities – 0.1%		759,478

Net Assets – 100.0%		$1,035,874,158

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

Domini International Opportunities Fund

Portfolio of Investments

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stocks – 99.5%
Argentina – 1.0%
MercadoLibre, Inc. (a)	Retailing	154	$241,931

			241,931

Australia – 3.4%
APA Group	Utilities	3,866	29,951
ASX, Ltd.	Diversified Financials	627	35,326
Brambles, Ltd.	Commercial & Professional Services	4,809	38,630
Cochlear, Ltd.	Health Care Equipment & Services	588	100,928
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,477	309,378
Dexus	Real Estate	3,559	28,014
Fortescue Metals Group, Ltd.	Materials	5,755	99,841
GPT Group (The)	Real Estate	6,484	23,141
Insurance Australia Group, Ltd.	Insurance	8,072	30,497
Magellan Financial Group, Ltd.	Diversified Financials	480	17,931
Mirvac Group	Real Estate	13,084	27,184
Stockland	Real Estate	7,804	28,200
Transurban Group	Transportation	8,981	98,198

			867,219

Austria – 0.2%
Erste Group Bank AG (a)	Banks	970	34,520
Verbund AG	Utilities	223	18,337

			52,857

Belgium – 0.5%
Elia Group SA	Utilities	93	10,080
KBC Group NV (a)	Banks	925	71,862
Umicore SA	Materials	639	38,877

			120,819

Canada – 2.3%
Fortis, Inc.	Utilities	1,499	66,810
SunOpta, Inc. (a)	Food, Beverage & Tobacco	9,364	116,020
Toronto-Dominion Bank (The)	Banks	5,896	404,985

			587,815

China – 0.4%
BYD Co., Ltd., Class H	Automobiles & Components	4,933	102,591

			102,591

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Denmark – 4.0%
Ambu A/S, Class B	Health Care Equipment & Services	711	$39,845
Chr Hansen Holding A/S (a)	Materials	338	31,070
DSV A/S	Transportation	730	162,841
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	211	77,526
GN Store Nord A/S	Health Care Equipment & Services	422	38,107
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	5,400	398,844
Novozymes A/S, Class B	Materials	659	46,797
Orsted A/S	Utilities	584	84,999
Vestas Wind Systems A/S	Capital Goods	3,115	130,194

			1,010,223

Finland – 1.3%
Elisa Oyj	Telecommunication Services	469	26,621
Kesko OYJ, Class B	Food & Staples Retailing	1,245	37,958
Kone OYJ, Class B	Capital Goods	1,252	98,462
Nordea Bank Abp	Banks	9,810	101,794
Sampo OYJ, Class A	Insurance	1,501	71,291

			336,126

France – 10.0%
Air Liquide SA	Materials	1,553	261,866
BioMerieux	Health Care Equipment & Services	562	66,937
BNP Paribas SA (a)	Banks	3,733	239,660
Capgemini SE	Software & Services	522	95,778
Carrefour SA	Food & Staples Retailing	2,047	39,695
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	533	77,225
Credit Agricole SA (a)	Banks	4,262	66,011
Edenred	Software & Services	804	45,639
Eiffage SA (a)	Capital Goods	263	28,846
Gecina SA	Real Estate	170	24,916
Hermes International	Consumer Durables & Apparel	109	136,983
Kering SA	Consumer Durables & Apparel	241	193,365
Legrand SA	Capital Goods	867	84,502

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
France (Continued)
L’Oreal SA	Household & Personal Products	689	$282,489
Orange SA	Telecommunication Services	6,578	82,023
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	3,561	373,825
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	79	36,330
Schneider Electric SE	Capital Goods	1,759	281,020
Unibail-Rodamco-Westfield (a)	Real Estate	421	34,715
Valeo SA	Automobiles & Components	692	22,454
Worldline SA (a)	Software & Services	739	72,647

			2,546,926

Germany – 7.8%
adidas AG (a)	Consumer Durables & Apparel	569	175,968
Beiersdorf AG	Household & Personal Products	322	36,391
Deutsche Boerse AG	Diversified Financials	595	102,666
Deutsche Post AG	Transportation	3,220	189,893
Encavis AG	Utilities	4,355	83,745
Henkel AG & Co. KGaA	Household & Personal Products	970	96,496
Just Eat Takeaway.com NV (a)	Retailing	437	45,211
KION Group AG	Capital Goods	253	25,243
Knorr-Bremse AG	Capital Goods	217	26,633
LEG Immobilien SE	Real Estate	233	32,460
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	425	74,762
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	458	132,502
Nordex SE (a)	Capital Goods	3,462	100,082
Puma SE (a)	Consumer Durables & Apparel	299	31,562
Sartorius AG, Pfd Shs	Health Care Equipment & Services	118	66,664
Siemens AG	Capital Goods	2,633	439,843
Siemens Energy AG (a)	Capital Goods	1,307	43,772
Siemens Healthineers AG	Health Care Equipment & Services	726	41,542
Symrise AG	Materials	405	52,367
Vonovia SE	Real Estate	1,847	121,513

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Germany (Continued)
Zalando SE (a)	Retailing	531	$55,295

			1,974,610

Hong Kong – 3.3%
AIA Group, Ltd.	Insurance	39,612	502,836
Hong Kong Exchanges & Clearing, Ltd.	Diversified Financials	4,213	254,120
Techtronic Industries Co., Ltd.	Capital Goods	4,427	80,336

			837,292

Hungary – 0.1%
OTP Bank Nyrt (a)	Banks	723	32,528

			32,528

India – 1.3%
HDFC Bank, Ltd. ADR (a)	Banks	4,652	326,943

			326,943

Ireland – 1.1%
CRH PLC	Materials	2,589	122,835
Kerry Group PLC, Class A	Food, Beverage & Tobacco	504	65,413
Kingspan Group plc	Capital Goods	501	44,619
Smurfit Kappa Group PLC	Materials	841	43,048

			275,915

Italy – 1.2%
Assicurazioni Generali SpA	Insurance	4,405	88,286
DiaSorin SpA	Health Care Equipment & Services	76	12,924
Intesa Sanpaolo SpA (a)	Banks	56,398	157,435
Terna Rete Elettrica Nazionale SpA	Utilities	4,637	34,226

			292,871

Japan – 23.2%
Aeon Co., Ltd.	Food & Staples Retailing	2,271	61,965
Asahi Intecc Co., Ltd.	Health Care Equipment & Services	663	17,843
Asahi Kasei Corp.	Materials	4,372	46,050
Canon, Inc.	Technology Hardware & Equipment	3,400	80,841
Central Japan Railway Co.	Transportation	551	80,717
Daifuku Co., Ltd.	Capital Goods	364	35,974
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	6,232	159,146
Daiwa House Industry Co., Ltd.	Real Estate	1,934	57,340

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	875	$57,061
FANUC Corp.	Capital Goods	618	142,295
Fast Retailing Co., Ltd.	Retailing	177	145,196
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	1,217	78,821
Hankyu Hanshin Holdings, Inc.	Transportation	742	23,399
Hoya Corp.	Health Care Equipment & Services	1,187	134,902
Japan Real Estate Investment Corp.	Real Estate	4	24,789
Kao Corp.	Household & Personal Products	1,529	98,291
Keio Corp.	Transportation	352	22,911
Keyence Corp.	Technology Hardware & Equipment	607	291,352
Kurita Water Industries, Ltd.	Capital Goods	2,539	117,246
Kyocera Corp.	Technology Hardware & Equipment	1,055	64,044
Lasertec Corp.	Semiconductors & Semiconductor Equipment	248	43,664
LIXIL Corp.	Capital Goods	878	23,779
Makita Corp.	Capital Goods	780	35,123
Mitsubishi Estate Co., Ltd.	Real Estate	3,946	64,938
Mitsui Fudosan Co., Ltd.	Real Estate	2,973	64,622
MS&AD Insurance Group Holdings, Inc.	Insurance	1,519	43,089
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	2,020	160,583
Nidec Corp.	Capital Goods	1,628	187,957
Nintendo Co., Ltd.	Media & Entertainment	379	217,385
Nippon Paint Holdings Co., Ltd.	Materials	3,205	45,773
Nippon Prologis REIT, Inc.	Real Estate	7	22,428
Nippon Telegraph & Telephone Corp.	Telecommunication Services	7,561	190,608
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	222	15,729
Nitto Denko Corp.	Materials	471	38,972
Nomura Holdings, Inc.	Diversified Financials	9,805	52,696
NTT Data Corp.	Software & Services	2,128	33,130
Obic Co., Ltd.	Software & Services	206	39,696
Oisix ra daichi, Inc. (a)	Retailing	2,539	68,837

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Omron Corp.	Technology Hardware & Equipment	616	$46,641
Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,285	32,363
Oriental Land Co., Ltd.	Consumer Services	645	91,423
ORIX Corp.	Diversified Financials	4,029	65,035
Rakuten Group, Inc.	Retailing	2,707	34,407
Recruit Holdings Co., Ltd.	Commercial & Professional Services	4,366	196,825
Resona Holdings, Inc.	Banks	7,378	30,368
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	274	27,044
Santen Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,309	16,763
Sekisui House, Ltd.	Consumer Durables & Apparel	2,013	40,763
Shimano, Inc.	Consumer Durables & Apparel	247	56,470
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	968	51,025
Shiseido Co., Ltd.	Household & Personal Products	1,283	93,353
SMC Corp.	Capital Goods	203	117,942
SoftBank Group Corp.	Telecommunication Services	3,904	351,744
Sony Group Corp.	Consumer Durables & Apparel	4,004	400,261
Sumitomo Realty & Development Co., Ltd.	Real Estate	1,068	35,646
Sysmex Corp.	Health Care Equipment & Services	479	47,838
TDK Corp.	Technology Hardware & Equipment	407	55,187
Terumo Corp.	Health Care Equipment & Services	2,288	86,502
Tobu Railway Co., Ltd.	Transportation	628	16,169
Tokio Marine Holdings, Inc.	Insurance	2,073	99,401
Tokyu Corp.	Transportation	2,015	25,911
Toray Industries, Inc.	Materials	4,916	30,565
TOTO, Ltd.	Capital Goods	499	25,939
Toyota Motor Corp.	Automobiles & Components	7,401	553,698

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Unicharm Corp.	Household & Personal Products	1,299	$50,486
Yaskawa Electric Corp.	Capital Goods	805	37,101
Z Holdings Corp.	Media & Entertainment	15,700	72,403

			5,878,465

Netherlands – 9.2%
ABN AMRO Group NV (a)	Banks	3,089	39,937
Adyen N.V. (a)(b)	Software & Services	84	206,998
Akzo Nobel NV	Materials	565	67,926
Alfen Beheer BV (a)	Capital Goods	1,378	109,624
Arcadis N.V. (a)	Capital Goods	3,591	151,241
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,354	880,071
Basic-Fit N.V. (a)	Consumer Services	2,899	130,669
Euronext N.V.	Diversified Financials	225	22,660
ING Groep NV	Banks	12,824	164,038
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,444	92,804
Koninklijke DSM NV	Materials	560	100,537
Koninklijke KPN NV	Telecommunication Services	10,778	37,228
Koninklijke Philips NV (a)	Health Care Equipment & Services	2,943	166,621
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	899	173,067

			2,343,421

New Zealand – 0.4%
Contact Energy, Ltd.	Utilities	2,457	13,297
Meridian Energy, Ltd.	Utilities	3,873	14,803
Spark New Zealand, Ltd.	Telecommunication Services	6,147	19,401
Xero (a)	Software & Services	412	45,004

			92,505

Norway – 0.6%
DNB ASA	Banks	2,869	61,646
NEL ASA (a)	Capital Goods	25,281	73,338
Orkla ASA	Food, Beverage & Tobacco	2,493	25,460

			160,444

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Poland – 0.0%
CD Projekt SA (a)	Media & Entertainment	221	$10,126

			10,126

Singapore – 0.4%
DBS Group Holdings, Ltd.	Banks	4,409	98,836

			98,836

South Africa – 0.2%
FirstRand, Ltd.	Diversified Financials	12,058	42,401

			42,401

Spain – 1.9%
Acciona SA	Utilities	76	13,229
Aena SME SA (a)	Transportation	223	38,807
Amadeus IT Group SA (a)	Software & Services	1,481	100,983
Banco Bilbao Vizcaya Argentaria SA (a)	Banks	21,872	122,632
CaixaBank SA (a)	Banks	11,652	37,323
Grifols SA	Pharmaceuticals, Biotechnology & Life Sciences	1,688	45,780
Red Electrica Corp. SA	Utilities	1,413	25,973
Siemens Gamesa Renewable Energy SA (a)	Capital Goods	745	26,944
Telefonica SA	Telecommunication Services	16,105	74,732

			486,403

Sweden – 3.1%
Assa Abloy AB, Class B	Capital Goods	3,085	88,054
Autoliv, Inc. (a)	Automobiles & Components	282	28,386
Essity AB, Class B	Household & Personal Products	2,072	67,704
Hennes & Mauritz AB, Class B (a)	Retailing	2,422	59,668
Kinnevik AB, Class B (a)	Diversified Financials	841	46,470
MIPS AB	Consumer Durables & Apparel	1,677	135,814
Nibe Industrier AB, Class B	Capital Goods	1,382	50,531
Samhallsbyggnadsbolaget i Norden AB	Real Estate	24,320	92,612
SKF AB, Class B	Capital Goods	1,433	37,066
Svenska Cellulosa AB SCA, Class B	Materials	1,960	34,362
Svenska Handelsbanken AB, Class A	Banks	4,889	56,682
Veoneer, Inc. (a)	Automobiles & Components	4,067	93,134

			790,483

Switzerland – 4.0%
Chocoladefabriken Lindt & Spruengli AG (a)	Food, Beverage & Tobacco	7	65,007

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Switzerland (Continued)
EMS-Chemie Holding AG	Materials	23	$21,504
Geberit AG	Capital Goods	117	77,088
Kuehne + Nagel International AG	Transportation	181	54,189
Lonza Group AG (a)	Pharmaceuticals, Biotechnology & Life Sciences	244	155,318
Sika AG	Materials	440	131,584
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	3,633	135,827
Swiss Re AG	Insurance	941	87,479
Swisscom AG	Telecommunication Services	83	45,124
Temenos AG	Software & Services	213	31,357
Zurich Insurance Group AG	Insurance	492	202,113

			1,006,590

United Kingdom – 11.5%
3i Group PLC	Diversified Financials	3,173	56,342
Admiral Group PLC	Insurance	850	36,821
Barratt Developments PLC	Consumer Durables & Apparel	3,329	35,585
Berkeley Group Holdings PLC	Consumer Durables & Apparel	392	25,116
Bunzl PLC	Capital Goods	1,103	35,554
Burberry Group PLC (a)	Consumer Durables & Apparel	1,324	37,781
CNH Industrial NV	Capital Goods	3,216	47,802
Compass Group PLC (a)	Consumer Services	5,844	127,454
GlaxoSmithKline PLC	Pharmaceuticals, Biotechnology & Life Sciences	16,445	304,670
Halma PLC	Technology Hardware & Equipment	1,236	44,277
Informa PLC (a)	Media & Entertainment	4,907	38,239
Intertek Group PLC	Commercial & Professional Services	526	44,702
J Sainsbury PLC	Food & Staples Retailing	7,432	24,472
Johnson Matthey PLC	Materials	644	28,972
Land Securities Group PLC	Real Estate	2,474	24,716
Legal & General Group PLC	Insurance	19,614	73,829
Linde PLC	Materials	1,699	485,642
London Stock Exchange Group PLC	Diversified Financials	1,518	155,485

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
United Kingdom (Continued)
Mondi PLC	Materials	1,587	$43,186
National Grid PLC	Utilities	11,624	146,898
Next PLC (a)	Retailing	400	43,216
Ocado Group PLC (a)	Retailing	1,695	49,193
Pennon Group PLC	Utilities	1,417	20,292
Prudential PLC	Insurance	8,548	181,457
Schroders PLC	Diversified Financials	499	24,925
Segro PLC	Real Estate	3,880	54,040
Spirax-Sarco Engineering PLC	Capital Goods	241	39,437
SSE PLC	Utilities	3,448	70,080
Standard Chartered PLC	Banks	10,376	74,625
Standard Life Aberdeen PLC	Diversified Financials	7,142	27,439
Taylor Wimpey PLC	Consumer Durables & Apparel	11,639	28,946
Unilever PLC	Household & Personal Products	8,435	495,350

			2,926,543

United States – 7.1%
Autodesk, Inc. (a)	Software & Services	505	147,415
Campbell Soup Co.	Food, Beverage & Tobacco	653	31,181
Church & Dwight Co., Inc.	Household & Personal Products	800	68,592
Clorox Co. (The)	Household & Personal Products	410	74,825
Copart, Inc. (a)	Commercial & Professional Services	697	86,783
Cree, Inc. (a)	Semiconductors & Semiconductor Equipment	1,008	100,215
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	1,102	153,453
Ferguson PLC	Capital Goods	738	93,317
General Mills, Inc.	Food, Beverage & Tobacco	1,981	120,564
IHS Markit, Ltd.	Commercial & Professional Services	1,191	128,128
Kroger Co. (The)	Food & Staples Retailing	2,356	86,088
McCormick & Co., Inc.	Food, Beverage & Tobacco	860	77,710
Nucor Corp.	Materials	969	79,710
Pentair PLC	Capital Goods	534	34,448

Domini International Opportunities Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
United States (Continued)
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	738	$35,520
Spotify Technology SA (a)	Media & Entertainment	374	94,293
Square, Inc., Class A (a)	Software & Services	548	134,161
Tesla, Inc. (a)	Automobiles & Components	224	158,915
Zoom Video Communications, Inc., Class A (a)	Software & Services	317	101,304

			1,806,622

Rights – 0.0%
Netherlands – 0.0%
Euronext N.V. (expiring 5/10/21) (a)	Diversified Financials	216	2,535

			2,535

Total Investments – 99.5% (Cost $23,721,190)			25,252,040
Other Assets, less liabilities – 0.5%			126,386

Net Assets – 100.0%			$25,378,426

(a)	Non-income producing security.
(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities was $206,998, representing 0.8% of net assets.

Abbreviations

ADR — American Depositary Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Sustainable Solutions Fund

Portfolio of Investments

April 30, 2021 (Unaudited)

Security	Shares	Value
Long Term Investments – 99.5%
Common Stocks – 99.5%
Communication Services – 3.2%
New York Times Co. (The), Class A	25,321	$1,149,827

		1,149,827

Consumer Discretionary – 12.5%
Basic-Fit N.V. (a)	14,863	669,934
Chegg, Inc. (a)	14,365	1,297,591
MIPS AB	10,785	873,436
Tesla, Inc. (a)	2,232	1,583,470

		4,424,431

Consumer Staples – 5.4%
AppHarvest, Inc. (a)	58,688	1,004,152
Beyond Meat, Inc. (a)	4,052	533,567
SunOpta, Inc. (a)	29,560	366,248

		1,903,967

Financials – 6.5%
Amalgamated Financial Corp.	24,289	392,267
Federal Agricultural Mortgage Corp., Class C	9,896	1,017,903
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,170	917,102

		2,327,272

Health Care – 19.3%
BioMerieux	5,432	646,978
Cochlear, Ltd.	4,026	691,048
DexCom, Inc. (a)	3,870	1,494,207
Hologic, Inc. (a)	18,336	1,201,925
Inspire Medical Systems, Inc. (a)	2,133	505,137
Seagen, Inc. (a)	7,325	1,053,042
Teladoc Health, Inc. (a)	7,368	1,269,875

		6,862,212

Industrials – 16.0%
Alfen Beheer BV (a)	6,924	550,827
Ameresco, Inc., Class A (a)	26,337	1,390,330
Kurita Water Industries, Ltd.	22,937	1,059,185
NEL ASA (a)	171,238	496,747
Sunrun, Inc. (a)	12,787	626,563
Vestas Wind Systems A/S	37,480	1,566,508

		5,690,160

Information Technology – 33.8%
Autodesk, Inc. (a)	4,730	1,380,734
Cree, Inc. (a)	15,538	1,544,788
DocuSign, Inc. (a)	5,102	1,137,440
Enphase Energy, Inc. (a)	11,165	1,554,726

Domini Sustainable Solutions Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Security	Shares	Value
Information Technology (Continued)
Palo Alto Networks, Inc. (a)	3,390	$1,197,992
Square, Inc., Class A (a)	5,996	1,467,941
STMicroelectronics NV	32,141	1,201,656
Universal Display Corp.	4,729	1,057,830
Zoom Video Communications, Inc., Class A (a)	4,494	1,436,148

		11,979,255

Real Estate – 2.8%
Samhallsbyggnadsbolaget i Norden AB	258,046	982,658

		982,658

Total Investments – 99.5% (Cost $28,197,882)		35,319,782
Other Assets, less liabilities – 0.5%		160,153

Net Assets – 100.0%		$35,479,935

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)

United States	71.3%
Sweden	5.2%
Denmark	4.4%
Netherlands	3.4%
Switzerland	3.4%
Japan	3.0%
Germany	2.6%
Australia	2.0%
France	1.8%
Norway	1.4%
Canada	1.0%

Total	99.5%

See Notes to Portfolio of Investments

Domini Impact International Equity Fund

Portfolio of Investments

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Common Stocks – 97.8%
Australia – 3.4%
Bendigo & Adelaide Bank, Ltd.	Banks	582,081	$ 4,631,077
BlueScope Steel, Ltd.	Materials	1,028,868	17,055,258
Fortescue Metals Group, Ltd.	Materials	974,513	16,906,314
Harvey Norman Holdings, Ltd.	Retailing	1,714,494	6,974,105
JB Hi-Fi, Ltd.	Retailing	121,329	4,328,042
Mirvac Group	Real Estate	6,693	13,906

			49,908,702

Austria – 0.8%
Verbund AG	Utilities	70,433	5,791,633
voestalpine AG	Materials	137,031	5,952,657

			11,744,290

Belgium – 1.3%
Ageas SA	Insurance	252,142	15,269,169
Etablissements Franz Colruyt NV	Food & Staples Retailing	25,481	1,513,149
UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	21,731	2,014,842

			18,797,160

Brazil – 0.5%
Itausa SA, Pfd Shs	Banks	3,981,700	7,383,236
Raia Drogasil SA	Food & Staples Retailing	2,380	11,538

			7,394,774

Chile – 0.2%
Antofagasta PLC	Materials	88,909	2,296,113

			2,296,113

China – 1.8%
Airtac International Group	Capital Goods	76,000	3,171,949
Jiumaojiu International Holdings, Ltd. (a)	Consumer Services	1,345,000	5,604,814
Li Ning Co., Ltd.	Consumer Durables & Apparel	920,142	7,468,444
SITC International Holdings Co. Ltd.	Transportation	709,000	2,701,900
Tingyi Cayman Islands Holding Corp.	Food, Beverage & Tobacco	1,326,000	2,382,822
Zhongsheng Group Holdings, Ltd.	Retailing	645,500	4,883,088

			26,213,017

Denmark – 2.3%
Demant A/S (a)	Health Care Equipment & Services	126,937	6,362,665
GN Store Nord A/S	Health Care Equipment & Services	146,217	13,203,443
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	179	13,221
Pandora A/S (a)	Consumer Durables & Apparel	122,426	13,881,995
Vestas Wind Systems A/S	Capital Goods	290	12,121

			33,473,445

Finland – 2.5%
Kesko OYJ, Class B	Food & Staples Retailing	435,008	13,262,787

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Finland (Continued)
Nordea Bank Abp	Banks	2,216,175	$ 22,996,341

			36,259,128

France – 8.5%
BNP Paribas SA (a)	Banks	246,203	15,806,321
Carrefour SA	Food & Staples Retailing	403,362	7,821,981
CNP Assurances	Insurance	89,361	1,565,004
Credit Agricole SA (a)	Banks	419,060	6,490,464
Edenred	Software & Services	30,191	1,713,778
Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences	35,660	3,451,876
Kering SA	Consumer Durables & Apparel	18	14,442
Orange SA	Telecommunication Services	124,022	1,546,464
Publicis Groupe SA	Media & Entertainment	101,619	6,585,249
Renault SA (a)	Automobiles & Components	169,232	6,830,246
Rexel SA	Capital Goods	264,792	5,211,793
Sanofi	Pharmaceuticals, Biotechnology & Life Sciences	343,614	36,071,717
Schneider Electric SE	Capital Goods	191,565	30,604,703

			123,714,038

Germany – 6.9%
adidas AG (a)	Consumer Durables & Apparel	33	10,206
Deutsche Post AG	Transportation	283,405	16,713,268
Evonik Industries AG	Materials	132,314	4,638,160
GEA Group AG	Capital Goods	99,359	4,368,918
Henkel AG & Co. KGaA, Pfd Shs	Household & Personal Products	36,858	4,239,323
LEG Immobilien SE	Real Estate	48,932	6,816,941
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	120,828	21,254,958
ProSiebenSat.1 Media SE (a)	Media & Entertainment	230,621	5,015,225
Siemens AG	Capital Goods	125,258	20,924,346
Telefonica Deutschland Holding AG	Telecommunication Services	2,046,898	5,956,304
United Internet AG	Telecommunication Services	50,918	2,144,264
Wacker Chemie AG	Materials	56,110	8,473,396

			100,555,309

Hong Kong – 3.7%
AIA Group, Ltd.	Insurance	115,800	1,469,970
Hong Kong Exchanges & Clearing, Ltd.	Diversified Financials	365,635	22,054,377
JS Global Lifestyle Co., Ltd. (a)	Consumer Durables & Apparel	1,306,000	3,943,422
Man Wah Holdings, Ltd.	Consumer Durables & Apparel	2,280,800	4,775,493
Swire Pacific, Ltd., Class A	Real Estate	189,500	1,526,831
Swire Properties, Ltd.	Real Estate	388,400	1,159,179
Techtronic Industries Co., Ltd.	Capital Goods	740,000	13,428,679
Xinyi Glass Holdings, Ltd.	Capital Goods	1,652,000	5,853,718

			54,211,669

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Hungary – 0.3%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	163,699	$ 4,685,644

			4,685,644

India – 0.2%
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	250	17,419
Kotak Mahindra Bank, Ltd. (a)	Banks	151,832	3,564,556

			3,581,975

Ireland – 0.1%
Bank of Ireland Group PLC (a)	Banks	310,058	1,819,229

			1,819,229

Israel – 1.1%
Check Point Software Technologies, Ltd. (a)	Software & Services	130,918	15,292,532

			15,292,532

Italy – 3.2%
Amplifon S.p.A. (a)	Health Care Equipment & Services	170,061	7,186,714
Assicurazioni Generali SpA	Insurance	448,706	8,993,070
Banco BPM SpA	Banks	3,579,110	10,192,818
Intesa Sanpaolo SpA (a)	Banks	7,127,456	19,896,341

			46,268,943

Japan – 23.2%
Aisin Seiki Co., Ltd.	Automobiles & Components	64,000	2,463,013
Alps Alpine Co., Ltd.	Technology Hardware & Equipment	409,200	4,957,484
Benesse Holdings, Inc.	Consumer Services	107,900	2,382,303
Brother Industries, Ltd.	Technology Hardware & Equipment	500	10,600
Central Japan Railway Co.	Transportation	80	11,719
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	101,000	1,615,825
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	9,700	1,392,020
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	203,941	4,040,573
Dai-ichi Life Holdings, Inc.	Insurance	1,026,000	18,524,004
Denso Corp.	Automobiles & Components	189,900	12,275,917
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	9,782
Fancl Corp.	Household & Personal Products	258,986	8,458,869
Fast Retailing Co., Ltd.	Retailing	14,000	11,484,466
GungHo Online Entertainment, Inc.	Media & Entertainment	170,314	3,239,347
Hachijuni Bank, Ltd. (The)	Banks	488,522	1,669,946
Hino Motors, Ltd.	Capital Goods	237,300	1,991,410
Hoya Corp.	Health Care Equipment & Services	164,769	18,725,944
K’s Holdings Corp.	Retailing	245,372	3,346,975
LIXIL Corp.	Capital Goods	121,500	3,290,607
M3, Inc.	Health Care Equipment & Services	82,200	5,677,585
Medipal Holdings Corp.	Health Care Equipment & Services	299,857	5,516,760
Mitsubishi Estate Co., Ltd.	Real Estate	1,174,825	19,333,652
Mitsubishi Gas Chemical Co., Inc.	Materials	193,452	4,469,036

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Japan (Continued)
Mitsui Fudosan Co., Ltd.	Real Estate	125,600	$ 2,730,080
MS&AD Insurance Group Holdings, Inc.	Insurance	86,510	2,454,004
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	90,500	7,194,431
Nintendo Co., Ltd.	Media & Entertainment	42,577	24,421,063
Nippon Electric Glass Co., Ltd.	Technology Hardware & Equipment	350,075	8,856,865
Nissan Motor Co., Ltd. (a)	Automobiles & Components	4,346,099	21,814,192
Nitori Holdings Co., Ltd.	Retailing	32,300	5,784,310
Nomura Real Estate Holdings, Inc.	Real Estate	430	10,599
Nomura Research Institute, Ltd.	Software & Services	39,744	1,219,538
NTN Corp. (a)	Capital Goods	5,300	15,056
NTT Data Corp.	Software & Services	986,400	15,357,078
Ono Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	171,200	4,311,740
ORIX Corp.	Diversified Financials	630	10,169
Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	141,986	5,440,802
Panasonic Corp.	Consumer Durables & Apparel	683,100	8,019,860
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	392,900	4,575,925
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	57,900	5,714,678
Ryohin Keikaku Co., Ltd.	Retailing	68,100	1,434,068
Seiko Epson Corp.	Technology Hardware & Equipment	369,800	6,308,516
Seino Holdings Co., Ltd.	Transportation	365,220	5,021,241
Shimamura Co., Ltd.	Retailing	59,491	5,884,618
Sony Group Corp.	Consumer Durables & Apparel	170	16,994
Sugi Holdings Co., Ltd.	Food & Staples Retailing	36,900	2,833,687
Sumitomo Realty & Development Co., Ltd.	Real Estate	91,300	3,047,259
Sundrug Co., Ltd.	Food & Staples Retailing	187,194	6,378,368
Taiyo Yuden Co., Ltd.	Technology Hardware & Equipment	96,800	4,442,354
TDK Corp.	Technology Hardware & Equipment	36,900	5,003,429
TIS, Inc.	Software & Services	250,962	6,225,579
Toho Gas Co., Ltd.	Utilities	70,200	3,911,879
Toppan Printing Co., Ltd.	Commercial & Professional Services	540	9,221
Toyo Seikan Group Holdings, Ltd.	Materials	137,427	1,610,467
Trend Micro, Inc.	Software & Services	176,100	8,381,010
Unicharm Corp.	Household & Personal Products	66,200	2,572,862
Yamada Holding Co., Ltd.	Retailing	245,200	1,220,496
Yamato Holdings Co., Ltd.	Transportation	719,700	20,295,509
Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	80,400	1,274,244

			338,690,028

Jordan – 0.3%
Hikma Pharmaceuticals PLC	Pharmaceuticals, Biotechnology & Life Sciences	113,560	3,836,574

			3,836,574

Mexico – 0.3%
Gruma SAB de C.V., Class B	Food, Beverage & Tobacco	437,345	4,782,841

			4,782,841

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Netherlands – 3.5%
Akzo Nobel NV	Materials	38,243	$ 4,597,717
ASM International NV	Semiconductors & Semiconductor Equipment	50,687	15,397,095
ASML Holding NV	Semiconductors & Semiconductor Equipment	3,171	2,061,081
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	816,398	21,999,155
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	33,729	6,493,170

			50,548,218

Norway – 0.8%
Orkla ASA	Food, Beverage & Tobacco	521,409	5,324,891
Storebrand ASA	Insurance	694,679	6,643,403

			11,968,294

Singapore – 1.3%
DBS Group Holdings, Ltd.	Banks	501,600	11,244,338
Mapletree Logistics Trust	Real Estate	3,218,500	4,805,319
United Overseas Bank, Ltd.	Banks	107,000	2,133,367

			18,183,024

South Africa – 1.3%
Clicks Group, Ltd.	Food & Staples Retailing	312,260	5,213,122
Mr Price Group, Ltd.	Retailing	524,674	6,561,350
Shoprite Holdings, Ltd.	Food & Staples Retailing	701,248	6,989,037

			18,763,509

South Korea – 0.5%
LG Display Co., Ltd. (a)	Technology Hardware & Equipment	70,045	1,521,139
LG Electronics, Inc.	Consumer Durables & Apparel	44,989	6,320,599

			7,841,738

Spain – 1.3%
Acerinox SA	Materials	161,339	2,240,075
Banco Bilbao Vizcaya Argentaria SA	Banks	1,837,581	10,302,950
Banco Santander SA	Banks	1,676,119	6,474,051

			19,017,076

Sweden – 3.4%
Electrolux AB, Class B	Consumer Durables & Apparel	402,233	11,302,435
Essity AB, Class B	Household & Personal Products	318	10,391
Hennes & Mauritz AB, Class B (a)	Retailing	484	11,924
Husqvarna AB, Class B	Consumer Durables & Apparel	427,167	5,955,425
Industrivarden AB, Class C	Diversified Financials	98,795	3,567,684
Kinnevik AB, Class B (a)	Diversified Financials	98,299	5,431,568
Sandvik AB	Capital Goods	840,224	20,802,354
Trelleborg AB, Class B	Capital Goods	75,316	1,961,678

			49,043,459

Switzerland – 10.7%
ABB, Ltd.	Capital Goods	672,360	21,868,431
Adecco Group AG	Commercial & Professional Services	346,833	23,539,115

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
Switzerland (Continued)
Alcon, Inc. (a)	Health Care Equipment & Services	19,521	$ 1,468,166
Kuehne + Nagel International AG	Transportation	27,976	8,375,686
Logitech International SA	Technology Hardware & Equipment	168,891	18,823,035
Lonza Group AG (a)	Pharmaceuticals, Biotechnology & Life Sciences	7,649	4,868,975
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	482,780	41,252,885
Sika AG	Materials	64,888	19,405,114
Sonova Holding AG (a)	Health Care Equipment & Services	4,892	1,450,427
Swatch Group AG	Consumer Durables & Apparel	16,150	4,956,593
Swiss Life Holding AG	Insurance	20,035	9,774,524

			155,782,951

Taiwan – 1.6%
Acer, Inc.	Technology Hardware & Equipment	1,850,000	2,261,059
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	339,277	7,485,382
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	83,000	1,565,787
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductors & Semiconductor Equipment	198,000	4,169,802
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,533,259	7,047,118
Wistron Corp.	Technology Hardware & Equipment	1,199,000	1,396,142

			23,925,290

Thailand – 0.2%
Delta Electronics Thailand PCL	Technology Hardware & Equipment	178,600	2,030,491
Kasikornbank PCL	Banks	291,900	1,244,963

			3,275,454

United Kingdom – 9.0%
3i Group PLC	Diversified Financials	573,934	10,191,164
Aviva PLC	Insurance	275,447	1,526,682
Barratt Developments PLC	Consumer Durables & Apparel	271,885	2,906,251
CNH Industrial NV	Capital Goods	1,548,700	23,019,421
ConvaTec Group PLC	Health Care Equipment & Services	1,575,228	4,758,905
Inchcape PLC (a)	Retailing	320,528	3,468,460
J Sainsbury PLC	Food & Staples Retailing	1,795,735	5,913,032
Kingfisher PLC (a)	Retailing	315,400	1,560,970
Next PLC (a)	Retailing	79,265	8,563,742
Persimmon PLC	Consumer Durables & Apparel	361,967	15,698,580
Phoenix Group Holdings PLC	Insurance	524,909	5,162,297
Schroders PLC	Diversified Financials	37,755	1,885,852
Segro PLC	Real Estate	973,205	13,554,600
Standard Life Aberdeen PLC	Diversified Financials	2,721,474	10,455,780
Travis Perkins PLC (a)	Capital Goods	116,312	2,476,180
Unilever PLC	Household & Personal Products	237	13,918
Vodafone Group PLC	Telecommunication Services	10,697,115	20,238,759
Wickes Group PLC (a)	Retailing	130,329	451,028

			131,845,621

Domini Impact International Equity Fund

Portfolio of Investments (Continued)

April 30, 2021 (Unaudited)

Country/Security	Industry	Shares	Value
United States – 3.6%
Avast PLC	Software & Services	893,282	$ 5,908,200
Ferguson PLC	Capital Goods	187,739	23,738,801
Jazz Pharmaceuticals PLC (a)	Pharmaceuticals, Biotechnology & Life Sciences	45,301	7,447,484
QIAGEN N.V. (a)	Pharmaceuticals, Biotechnology & Life Sciences	322,380	15,516,150

			52,610,635

Total Investments – 97.8% (Cost $1,195,915,329)			1,426,330,680
Other Assets, less liabilities – 2.2%			31,785,755

Net Assets – 100.0%			$1,458,116,435

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares (formerly Class R shares). Class Y shares of the Domini Impact Equity Fund commenced on November 28, 2003. Class A and Institutional shares of the Domini Impact Equity Fund commenced on November 28, 2008.

The Domini International Opportunities Fund commenced on November 30, 2020 and offers Investor shares and Institutional shares.

The Domini Sustainable Solutions Fund commenced on April 1, 2020 and offers Investor shares and Institutional shares.

The Domini Impact International Equity Fund offers Investor shares, Class A shares, Institutional shares and Class Y shares. Class A, Institutional and Class Y shares of the Domini Impact International Equity Fund were not offered prior to November 28, 2008, November 30, 2012, and June 15, 2018 respectively.

The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class Y shares are generally available only through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Class Y shares are also available to endowments, foundations, religious organizations or other tax—exempt entities, and certain eligible retirement and benefit plans. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional and Class Y shares are not subject to distribution and service fees.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trusts’ manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$119,856,851	$—	$—	$119,856,851
Consumer Discretionary	144,368,930	—	—	144,368,930
Consumer Staples	59,446,718	—	—	59,446,718
Financials	99,926,065	—	—	99,926,065
Health Care	127,847,933	—	—	127,847,933
Industrials	71,140,340	—	—	71,140,340
Information Technology	361,664,046	—	—	361,664,046
Materials	18,539,262	—	—	18,539,262
Real Estate	26,789,648	—	—	26,789,648
Utilities	5,534,887	—	—	5,534,887

Total	$1,035,114,680	$—	$—	$1,035,114,680

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Argentina	$241,931	$—	$—	$241,931
Australia	—	867,219	—	867,219
Austria	—	52,857	—	52,857
Belgium	—	120,819	—	120,819
Canada	587,815	—	—	587,815
China	—	102,591	—	102,591
Denmark	130,194	880,029	—	1,010,223
Finland	—	336,126	—	336,126
France	—	2,546,926	—	2,546,926
Germany	—	1,974,610	—	1,974,610
Hong Kong	—	837,292	—	837,292
Hungary	—	32,528	—	32,528
India	326,943	—	—	326,943
Ireland	—	275,915	—	275,915
Italy	—	292,871	—	292,871
Japan	—	5,878,465	—	5,878,465
Netherlands	173,067	2,170,354	—	2,343,421
New Zealand	—	92,505	—	92,505

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Norway	—	160,444	—	160,444
Poland	—	10,126	—	10,126
Singapore	—	98,836	—	98,836
South Africa	—	42,401	—	42,401
Spain	—	486,403	—	486,403
Sweden	121,520	668,963	—	790,483
Switzerland	65,007	941,583	—	1,006,590
United Kingdom	485,642	2,440,901	—	2,926,543
United States	1,713,305	93,317	—	1,806,622

Total	$3,845,424	$21,404,081	$—	$25,249,505

Rights
Netherlands	2,535	—	—	2,535

Total	$3,847,959	$21,404,081	$—	$25,252,040

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$1,149,827	$—	$—	$1,149,827
Consumer Discretionary	2,881,061	1,543,370	—	4,424,431
Consumer Staples	1,903,967	—	—	1,903,967
Financials	1,410,170	917,102	—	2,327,272
Health Care	5,524,186	1,338,026	—	6,862,212
Industrials	3,583,401	2,106,759	—	5,690,160
Information Technology	10,777,599	1,201,656	—	11,979,255
Real Estate	—	982,658	—	982,658

Total	$27,230,211	$8,089,571	$—	$35,319,782

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$—	$49,908,702	$—	$49,908,702
Austria	—	11,744,290	—	11,744,290
Belgium	1,513,149	17,284,011	—	18,797,160
Brazil	7,394,774	—	—	7,394,774
Chile	—	2,296,113	—	2,296,113
China	—	26,213,017	—	26,213,017
Denmark	12,121	33,461,324	—	33,473,445
Finland	—	36,259,128	—	36,259,128
France	—	123,714,038	—	123,714,038
Germany	—	100,555,309	—	100,555,309
Hong Kong	—	54,211,669	—	54,211,669
Hungary	—	4,685,644	—	4,685,644
India	—	3,581,975	—	3,581,975
Ireland	—	1,819,229	—	1,819,229
Israel	15,292,532	—	—	15,292,532
Italy	—	46,268,943	—	46,268,943
Japan	—	338,690,028	—	338,690,028
Jordan	—	3,836,574	—	3,836,574
Mexico	4,782,841	—	—	4,782,841
Netherlands	6,493,170	44,055,048	—	50,548,218
Norway	—	11,968,294	—	11,968,294
Singapore	—	18,183,024	—	18,183,024
South Africa	12,202,159	6,561,350	—	18,763,509
South Korea	—	7,841,738	—	7,841,738
Spain	—	19,017,076	—	19,017,076
Sweden	11,302,435	37,741,024	—	49,043,459
Switzerland	—	155,782,951	—	155,782,951
Taiwan	—	23,925,290	—	23,925,290
Thailand	2,030,491	1,244,963	—	3,275,454
United Kingdom	5,209,933	126,635,688	—	131,845,621
United States	22,963,634	29,647,001	—	52,610,635

Total	$89,197,239	$1,337,133,441	$—	$1,426,330,680

Domini Impact Bond Fund

Portfolio of Investments

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Long Term Investments – 105.8%
Mortgage Backed Securities – 50.5%
Agency Collateralized Mortgage Obligations – 5.7%
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	147,066	$154,925
Series 3800, Class CB, 3.500%, 2/15/26	285,410	300,479
Series 3806, Class L, 3.500%, 2/15/26	748,917	793,329
Series 3877, Class LM, 3.500%, 6/15/26	567,495	598,634
Series 4961, Class JB, 2.500%, 12/15/42	278,065	289,391
Federal National Mortgage Association
Series 2012-17, Class BC, 3.500%, 3/25/27	368,000	397,709
Series 2017-72, Class B, 3.000%, 9/25/47	95,239	101,722
Series 2017-72, Class CD, 3.000%, 9/25/47	99,042	105,908
Series 2018-72, Class BA, 3.500%, 7/25/54	159,476	167,317
Series 2019-6, Class GJ, 3.000%, 2/25/49	131,566	139,349
Series 2020-1, Class AC, 3.500%, 8/25/58	414,652	446,065
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 4.456%, (1 Month USD-LIBOR + 4.35%), 5/25/29 (a)	129,167	134,767
Series 2017-C01, Class 1M2, 3.656%, (1 Month USD-LIBOR + 3.55%), 7/25/29 (a)	82,810	85,707
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.756%, 11/25/29 (a)	8,921,611	441,634
Series K111, Class X1, 1.681%, 5/25/30 (a)	1,452,817	177,914
Series K112, Class X1, 1.536%, 5/25/30 (a)	1,504,229	169,812
Series K113, Class X1, 1.490%, 6/25/30 (a)	2,549,907	278,233
Series K114, Class X1, 1.213%, 6/25/30 (a)	2,352,722	209,887
Series K119, Class X1, 1.027%, 9/25/30 (a)	4,980,208	374,430
Series K121, Class X1, 1.124%, 10/25/30 (a)	664,585	54,708
Series K122, Class X1, 0.974%, 11/25/30 (a)	364,821	26,222
Series K124, Class X1, 0.812%, 12/25/30 (a)	1,468,679	89,230
Series K740, Class X1, 0.846%, 9/25/27 (a)	1,298,721	56,654
Series KG03, Class X1, 1.483%, 6/25/30 (a)	3,210,000	341,946
Series KG04, Class X1, 0.942%, 11/25/30 (a)	2,419,338	165,752
Series KG05, Class X1, 0.402%, 1/25/31 (a)	2,465,000	67,867
Series KSG1, Class X1, 1.257%, 9/25/30 (a)	4,068,572	370,983
FREMF Mortgage Trust
Series 2017-K64, Class B, 4.117%, 5/25/50 (a)(b)	70,000	76,793
Series 2017-K65, Class B, 4.214%, 7/25/50 (a)(b)	155,000	170,553
Series 2017-K66, Class B, 4.173%, 7/25/27 (a)(b)	136,000	149,728
Series 2017-K67, Class B, 4.079%, 9/25/49 (a)(b)	85,000	92,980
Series 2017-K67, Class C, 4.079%, 9/25/49 (a)(b)	100,000	106,896
Series 2017-K68, Class B, 3.975%, 10/25/49 (a)(b)	90,000	97,926
Series 2017-K69, Class C, 3.854%, 10/25/49 (a)(b)	40,000	42,280
Series 2017-K71, Class B, 3.881%, 11/25/50 (a)(b)	220,000	238,896
Series 2017-K71, Class C, 3.881%, 11/25/50 (a)(b)	65,000	68,793
Series 2017-K725, Class B, 4.012%, 2/25/50 (a)(b)	100,000	107,322

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2017-K726, Class B, 4.121%, 7/25/49 (a)(b)	175,000	$188,426
Series 2017-K729, Class B, 3.800%, 11/25/49 (a)(b)	250,000	269,833
Series 2017-K729, Class C, 3.800%, 11/25/49 (a)(b)	90,000	94,922
Series 2018-K154, Class B, 4.158%, 11/25/32 (a)(b)	67,000	59,789
Series 2018-K77, Class B, 4.302%, 5/25/51 (a)(b)	355,000	394,244
Series 2018-K85, Class C, 4.463%, 12/25/50 (a)(b)	550,000	606,012
Series 2018-KW07, Class B, 4.221%, 10/25/31 (a)(b)	461,000	462,327
Series 2019-100, Class C, 3.610%, 11/25/52 (a)(b)	380,000	390,898
Series 2019-K103, Class B, 3.572%, 12/25/51 (a)(b)	525,000	560,123
Series 2019-K736, Class C, 3.884%, 7/25/26 (a)(b)	400,000	424,711
Series 2019-K95, Class C, 4.053%, 8/25/52 (a)(b)	307,000	325,437
Series 2019-K97 Class C, 3.893%, 9/25/51 (a)(b)	204,000	215,560
Series 2020-K104, Class B, 3.660%, 2/25/52 (a)(b)	520,000	554,021
STACR Trust, Series 2018-HRP1, Class M2, 1.756%, (1 Month USD-LIBOR + 1.65%), 4/25/43 (a)(b)	52,657	52,759

		12,291,803

Commercial Mortgage-Backed Securities – 6.7%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (b)	800,000	874,417
BANK
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	147,000	159,344
Series BN18, Class XA, 1.046%, 5/15/62 (a)	2,143,533	132,117
Series BN24, Class XA, 0.764%, 11/15/62 (a)	5,548,839	269,679
Series BN28, Class XA, 1.902%, 3/15/63 (a)	1,936,229	267,660
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.391%, 3/15/62 (a)	2,337,901	179,775
Series 2020-B18, Class XA, 1.919%, 7/15/53 (a)	504,647	57,589
Series 2020-B22, Class XA, 1.637%, 1/15/54 (a)	886,464	106,141
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (b)	94,877	98,478
Series 2013-1515, Class A2, 3.454%, 3/10/33 (b)	1,000,000	1,073,540
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.871%, 11/10/31 (a)(b)	800,000	832,177
COMM Mortgage Trust
Series 2013-WWP, Class A2, 3.424%, 3/10/31 (b)	640,000	671,513
Series 2013-WWP, Class B, 3.726%, 3/10/31 (b)	644,000	677,938
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	312,522
Series 2016-LC6, Class A4, 2.941%, 1/10/46	304,902	314,715
Series 2020-CX, Class A, 2.173%, 11/10/46 (b)	200,000	198,714
Series 2020-CX, Class B, 2.446%, 11/10/46 (b)	524,000	521,867
Series 2020-CX, Class D, 2.773%, 11/10/46 (a)(b)	100,000	97,771
Series 2020-SBX, Class A, 1.670%, 1/10/38 (b)	595,000	601,480
CPT Mortgage Trust, Series 2019-CPT, Class A, 2.865%, 11/13/39 (b)	240,000	252,230
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.831%, 9/15/53 (a)	643,403	66,722
DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (b)	370,000	391,140
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (b)	750,000	750,952

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
Hudson Yards Mortgage Trust, Series 2019-30HY, Class A, 3.228%, 7/10/39 (b)	700,000	$755,415
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class A, 4.128%, 7/5/31 (b)	555,000	591,696
Life Mortgage Trust, Series 2021-BMR, Class D, 1.515%, (1 Month USD-LIBOR + 1.4%), 3/15/38 (a)(b)	120,000	120,455
MAD Mortgage Trust, Series 2017-330M, Class A, 3.294%, 8/15/34 (a)(b)	729,000	761,213
MKT Mortgage Trust, Series 2020-525M, Class A, 2.694%, 2/12/40 (b)	600,000	620,605
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (a)	300,000	320,788
Series 2014-C15, Class A4, 4.051%, 4/15/47	300,000	325,918
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	195,033
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 0.815%, (1 Month USD-LIBOR + 0.7%), 11/15/34 (a)(b)	531,000	531,432
Series 2017-CLS, Class F, 2.715%, (1 Month USD-LIBOR + 2.6%), 11/15/34 (a)(b)	261,000	261,044
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614%, 2/10/32 (b)	710,000	727,988
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	373,703

		14,493,771

Federal Home Loan Mortgage Corporation – 1.6%
Federal Home Loan Mortgage Corp. 2.500%, 8/1/27	33,168	34,775
2.500%, 11/1/27	91,489	96,097
3.000%, 1/1/27	133,028	140,950
3.000%, 7/1/42	33,533	35,512
3.000%, 5/1/45	311,266	331,430
3.010%, (12 Month USD-LIBOR + 1.629%), 10/1/43 (a)	50,201	52,413
3.500%, 12/1/32	153,216	165,377
3.500%, 6/1/48	772,754	823,884
4.000%, 2/1/37	49,163	54,407
4.000%, 8/1/39	32,867	36,305
4.000%, 10/1/39	68,054	75,173
4.000%, 10/1/39	61,450	68,196
4.000%, 11/1/39	30,907	34,141
4.000%, 10/1/40	93,328	103,579
4.000%, 11/1/40	95,074	104,844
4.000%, 11/1/40	17,003	18,870
4.000%, 11/1/40	11,767	12,997
4.000%, 12/1/40	45,105	49,744
4.000%, 6/1/41	7,709	8,301
4.500%, 4/1/35	80,370	89,548
4.500%, 9/1/35	108,514	121,175
4.500%, 7/1/36	87,545	98,034
4.500%, 6/1/39	155,099	174,359
4.500%, 9/1/40	23,954	26,736
4.500%, 2/1/41	48,899	54,955

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
5.000%, 8/1/33	14,486	$16,679
5.000%, 10/1/33	7,229	8,121
5.000%, 4/1/35	17,948	20,773
5.000%, 7/1/35	115,167	133,278
5.000%, 7/1/35	19,614	22,698
5.000%, 1/1/37	72,527	83,878
5.000%, 7/1/40	53,371	61,539
5.000%, 4/1/41	45,196	51,935
5.500%, 12/1/36	73,150	85,212
5.500%, 8/1/40	103,905	121,383
6.000%, 8/1/36	11,852	14,119
6.000%, 7/1/39	70,624	84,171

		3,515,588

Federal National Mortgage Association – 24.3%
Federal National Mortgage Association
2.000%, 10/1/27	122,392	126,809
2.000%, 1/1/28	103,937	107,626
2.500%, 6/1/24	137,804	143,876
2.500%, 11/1/31	66,057	69,029
2.500%, 12/1/31	21,093	22,045
2.500%, 12/1/43	160,586	168,150
2.500%, 4/1/45	159,947	166,714
2.695%, (12 Month USD-LIBOR + 1.58%), 5/1/44 (a)	35,292	36,550
3.000%, 8/1/46	45,285	47,865
3.000%, 10/1/46	869,198	918,972
3.000%, 11/1/46	955,444	1,007,372
3.000%, 12/1/46	379,884	401,489
3.500%, 12/1/31	8,219	8,859
3.500%, 1/1/32	143,963	155,119
3.500%, 1/1/32	79,215	85,390
3.500%, 10/1/32	119,472	130,104
3.500%, 6/1/46	661,422	711,855
3.500%, 1/1/48	559,216	595,681
4.000%, 11/1/30	14,867	16,122
4.000%, 10/1/33	88,161	96,917
4.000%, 12/1/36	24,820	27,348
4.000%, 8/1/39	34,328	37,883
4.000%, 10/1/39	22,192	24,456
4.000%, 12/1/39	31,813	35,086
4.000%, 1/1/40	282,053	311,333
4.000%, 3/1/40	33,652	37,141
4.000%, 8/1/40	71,137	78,489
4.000%, 8/1/40	12,623	13,936
4.000%, 10/1/40	133,037	147,587

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
4.000%, 10/1/40	24,323	$26,984
4.000%, 11/1/40	25,757	28,301
4.000%, 11/1/40	17,926	19,880
4.000%, 12/1/40	53,690	59,867
4.000%, 2/1/41	59,910	66,144
4.500%, 8/1/35	25,812	28,737
4.500%, 8/1/36	24,388	27,026
4.500%, 8/1/38	64,549	72,841
4.500%, 3/1/39	79,439	89,734
4.500%, 9/1/39	30,781	34,325
4.500%, 2/1/40	37,126	41,928
4.500%, 8/1/40	84,502	95,462
4.500%, 1/1/41	27,262	30,734
4.500%, 9/1/41	52,181	58,913
5.000%, 10/1/39	3,233	3,717
5.500%, 8/1/37	50,004	58,216
6.000%, 12/1/35	26,145	30,380
6.000%, 3/1/36	160,448	186,493
6.000%, 6/1/36	57,196	68,139
6.000%, 8/1/37	15,336	18,242
6.000%, 3/1/38	27,929	33,276
TBA 15 Yr, 2.000%, 5/18/36 (c)	4,300,000	4,440,758
TBA 15 Yr, 3.000%, 5/18/36 (c)	1,700,000	1,792,039
TBA 30 Yr, 2.000%, 5/13/51 (c)	14,130,000	14,261,917
TBA 30 Yr, 2.000%, 6/14/51 (c)	6,950,000	7,001,062
TBA 30 Yr, 3.000%, 5/13/51 (c)	7,780,000	8,147,852
TBA 30 Yr, 3.000%, 6/14/51 (c)	1,910,000	1,999,077
TBA 30 Yr, 3.500%, 5/13/51 (c)	1,700,000	1,809,437
TBA 30 Yr, 4.000%, 5/13/51 (c)	5,800,000	6,231,262

		52,492,546

Government National Mortgage Association – 12.2%
Government National Mortgage Association
TBA 30 Yr, 2.500%, 5/20/51 (c)	8,600,000	8,935,266
TBA 30 Yr, 3.000%, 5/20/51 (c)	5,700,000	5,964,162
TBA 30 Yr, 3.000%, 6/21/51 (c)	1,900,000	1,988,128
TBA 30 Yr, 3.500%, 5/20/51 (c)	3,840,000	4,072,500
TBA 30 Yr, 3.500%, 6/21/51 (c)	2,650,000	2,810,035
TBA 30 Yr, 4.000%, 5/20/51 (c)	1,600,000	1,711,219
TBA 30 Yr, 4.500%, 5/20/51 (c)	900,000	973,993

		26,455,303

Total Mortgage Backed Securities (Cost $107,900,426)		109,249,011

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Corporate Bonds and Notes – 30.5%
Communications – 2.3%
Alibaba Group Holding, Ltd., 2.800%, 6/6/23	200,000	$208,935
AT&T, Inc.
2.750%, 6/1/31	1,000,000	1,001,023
3.550%, 9/15/55 (b)	572,000	527,192
CBS Corp., 2.900%, 1/15/27	400,000	421,851
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	300,000	397,217
Cox Communications, Inc.
3.150%, 8/15/24 (b)	165,000	176,755
3.850%, 2/1/25 (b)	10,000	10,917
eBay, Inc., 3.600%, 6/5/27	195,000	215,598
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/1/29 (b)	410,000	399,779
Gray Television, Inc., 5.875%, 7/15/26 (b)	200,000	207,875
Millicom International Cellular SA, 4.500%, 4/27/31 (b)	950,000	1,010,714
Verizon Communications, Inc., 3.376%, 2/15/25	57,000	62,216
Vodafone Group PLC
4.375%, 2/19/43	70,000	79,531
6.150%, 2/27/37	185,000	249,462

		4,969,065

Consumer, Cyclical – 2.7%
Aptiv Corp., 4.150%, 3/15/24	401,000	437,306
Core & Main L.P., 6.125%, 8/15/25 (b)	45,000	46,148
Home Depot, Inc. (The), 5.950%, 4/1/41	420,000	597,735
Lennar Corp., 4.125%, 1/15/22	245,000	248,485
O’Reilly Automotive, Inc., 3.800%, 9/1/22	155,000	160,386
Starbucks Corp.
2.550%, 11/15/30	990,000	1,001,528
3.750%, 12/1/47	275,000	292,271
4.450%, 8/15/49	750,000	885,187
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	661,617
Toyota Motor Corp., 2.362%, 3/25/31	1,500,000	1,522,091

		5,852,754

Consumer, Non-cyclical – 8.4%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	325,000	325,170
3.829%, 8/15/28	1,115,000	1,245,916
Allina Health System, 4.805%, 11/15/45	291,000	366,984
Amgen, Inc.
2.300%, 2/25/31	1,000,000	988,944
3.200%, 11/2/27	525,000	568,888
Biogen, Inc., 3.250%, 2/15/51 (b)	448,000	422,695
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	155,280
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	791,249

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Consumer, Non-cyclical (Continued)
Bristol-Myers Squibb Co., 3.875%, 8/15/25	154,000	$171,993
CommonSpirit Health senior secured note
2.782%, 10/1/30	185,000	189,246
3.347%, 10/1/29	600,000	640,597
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	837,555
Dignity Health
4.500%, 11/1/42	408,000	471,843
5.267%, 11/1/64	250,000	321,213
ERAC USA Finance LLC, 3.850%, 11/15/24 (b)	500,000	548,688
Gartner, Inc., 3.750%, 10/1/30 (b)	160,000	161,074
Gilead Sciences, 1.650%, 10/1/30	300,000	280,360
Hologic, Inc., 3.250%, 2/15/29 (b)	695,000	683,779
Howard University
Series 2020, 2.657%, 10/1/26	100,000	102,028
Series 2020, 3.476%, 10/1/41	1,850,000	1,814,485
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,345,290
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	203,508
McCormick & Co, Inc., 2.500%, 4/15/30	155,000	156,662
Northeastern University, 5.285%, 3/1/32	100,000	120,046
Ochsner Clinic Foundation, 5.897%, 5/15/45	400,000	553,702
Orlando Health Obligated Group, 4.416%, 10/1/44	395,000	450,651
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	1,006,658
Royalty Pharma, 3.300%, 9/2/40 (b)	1,250,000	1,210,262
Rush Obligated Group, 3.922%, 11/15/29	375,000	422,593
Stanford Health Care, 3.310%, 8/15/30	595,000	654,235
Thermo Fisher Scientific, Inc.
2.375%, 4/15/32	305,000	425,122
4.133%, 3/25/25	375,000	417,527

		18,054,243

Energy – 0.5%
Azure Power Solar Energy Pvt, Ltd., 5.650%, 12/24/24 (b)	500,000	530,950
Greenko Dutch BV, 3.850%, 3/29/26 (b)	385,000	392,219
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (b)	200,000	213,700

		1,136,869

Financial – 10.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.500%, 5/26/22	775,000	794,602
AIA Group, Ltd., 4.500%, 3/16/46 (b)	325,000	402,025
Air Lease Corp., 3.625%, 12/1/27	500,000	530,025
American International Group, Inc., 3.900%, 4/1/26	380,000	421,858
American Tower Corp.
3.375%, 5/15/24	235,000	252,651
5.000%, 2/15/24	362,000	402,447
AXA SA, 8.600%, 12/15/30	400,000	606,847

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
Bank of America Corp.
Series MTN, 2.456%, (3 Month USD-LIBOR + 0.87%), 10/22/25 (a)	545,000	$572,365
Series MTN, 3.124%, (3 Month USD-LIBOR + 1.16%), 1/20/23 (a)	725,000	739,487
BlackRock, Inc., 1.900%, 1/28/31	740,000	724,280
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	586,246
BNP Paribas SA, 3.800%, 1/10/24 (b)	245,000	264,520
Boston Properties L.P., 3.650%, 2/1/26	430,000	474,425
BPCE SA
3.000%, 5/22/22 (b)	250,000	257,019
4.875%, 4/1/26 (b)	500,000	565,965
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	545,866
Brighthouse Financial, Inc., 5.625%, 5/15/30	890,000	1,064,139
Citigroup, Inc.
1.678%, (SOFR + 1.667), 5/15/24 (a)	1,000,000	1,024,341
3.352%, (3 Month USD-LIBOR + 0.8966%), 4/24/25 (a)	475,000	509,703
Cooperatieve Rabobank UA
3.875%, 9/26/23 (b)	250,000	269,895
3.950%, 11/9/22	375,000	393,883
Credit Agricole SA, 4.125%, 1/10/27 (b)	510,000	572,400
Crown Castle International Corp., 3.700%, 6/15/26	300,000	329,837
Discover Financial Services, 3.750%, 3/4/25	325,000	354,364
Duke Realty L.P., 3.625%, 4/15/23	200,000	210,175
Fifth Third Bancorp, 8.250%, 3/1/38	425,000	702,562
HAT Holdings I LLC/HAT Holdings II LLC, 6.000%, 4/15/25 (b)	450,000	477,000
ING Groep NV, 4.625%, 1/6/26 (b)	750,000	857,460
Kimco Realty Corp., 3.400%, 11/1/22	160,000	166,369
Marsh & McLennan Cos., Inc., 3.300%, 3/14/23	100,000	105,026
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50 (b)	550,000	552,533
Morgan Stanley, 3.950%, 4/23/27	210,000	234,133
Nationwide Mutual Insurance Co., 4.350%, 4/30/50 (b)	550,000	590,716
New York Life Insurance Co., 3.750%, 5/15/50 (b)	160,000	172,498
Nuveen Finance LLC, 4.125%, 11/1/24 (b)	160,000	177,492
Prologis L.P., 3.250%, 10/1/26	165,000	181,163
Prudential PLC, 3.125%, 4/14/30	155,000	165,029
Regency Centers L.P., 3.750%, 6/15/24	300,000	321,934
Reinsurance Group of America, Inc.
3.950%, 9/15/26	250,000	279,337
Series MTN, 4.700%, 9/15/23	164,000	179,221
SBA Tower Trust, 3.168%, 4/11/22 (b)	290,000	290,967
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (b)	615,000	697,027
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (b)	1,500,000	1,519,425
Truist Financial Corp., Series MTN, 3.875%, 3/19/29	575,000	642,622
U.S. Bancorp, Series MTN, 3.600%, 9/11/24	493,000	541,042
Unum Group, 4.500%, 3/15/25	415,000	465,159

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Financial (Continued)
USAA Capital Corp., 2.125%, 5/1/30 (b)	885,000	$876,310
Ventas Realty L.P., 3.500%, 2/1/25	500,000	543,333

		23,607,723

Industrial – 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/1/28 (b)	200,000	197,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/27 (b)	360,000	368,401
Klabin Austria GmbH, 5.750%, 4/3/29 (b)	480,000	534,259
Nature Conservancy (The), Series A, 1.154%, 7/1/27	430,000	414,534
WRKCo, Inc., 3.000%, 9/15/24	375,000	398,771
Xylem, Inc., 2.250%, 1/30/31	900,000	881,056

		2,794,521

Technology – 2.4%
Apple, Inc., 2.650%, 5/11/50	300,000	278,679
Black Knight InfoServ LLC, 3.625%, 9/1/28 (b)	330,000	325,505
Broadcom, Inc., 4.150%, 11/15/30	1,010,000	1,104,518
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.750%, 3/1/25 (b)	395,000	401,912
Hewlett Packard Enterprise Co., 4.650%, 10/1/24	1,200,000	1,342,757
HP, Inc., 3.000%, 6/17/27	1,250,000	1,338,203
Micron Technology, Inc., 4.640%, 2/6/24	260,000	286,371
Microsoft Corp., 2.921%, 3/17/52	5,000	4,992

		5,082,937

Utilities – 2.0%
Aegea Finance S.a.r.l., 5.750%, 10/10/24 (b)	370,000	386,032
Clearway Energy Operating LLC
3.750%, 2/15/31 (b)	560,000	552,686
4.750%, 3/15/28 (b)	400,000	419,762
Consolidated Edison Co of New York, Inc., 4.125%, 5/15/49	155,000	175,162
EDP Finance B.V., 1.710%, 1/24/28 (b)	1,000,000	974,604
NSTAR Electric Co., 3.950%, 4/1/30	830,000	942,113
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.500%, 8/15/28 (b)	475,000	482,125
Public Service Co. of Colorado, 4.100%, 6/15/48	420,000	490,320

		4,422,804

Total Corporate Bonds and Notes (Cost $62,126,905)		65,920,916

Municipal Bonds – 10.7%
American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 6.270%, 2/15/50	485,000	676,877
California Health Facilities Financing Authority, 2.984%, 6/1/33	760,000	784,752
Chicago Transit Authority Sales Tax Receipts Fund, 3.912%, 12/1/40	260,000	275,660
Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	959,567
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	524,751
County of Riverside, CA
2.963%, 2/15/27	670,000	716,897

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Municipal Bonds (Continued)
3.070%, 2/15/28	670,000	$721,730
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	430,684
4.125%, 7/1/27	500,000	522,844
Florida Development Finance Corp., 4.009%, 4/1/40	925,000	952,084
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	981,520
Inland Valley Development Agency, 5.500%, 3/1/33 (Insurer AGM)	70,000	77,350
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	178,544
5.000%, 7/1/25	135,000	148,752
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center)
3.968%, 7/1/27	205,000	235,920
4.168%, 7/1/29	40,000	46,805
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	108,919
Massachusetts Educational Financing Authority, 2.306%, 7/1/25	200,000	207,469
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 6.432%, 10/1/35	420,000	566,741
Metropolitan Transportation Authority
5.000%, 11/15/50	240,000	294,081
5.175%, 11/15/49	855,000	1,084,037
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	1,030,693
New York Transportation Development Corp., 4.248%, 9/1/35	610,000	671,117
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	494,066
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000	146,750
5.450%, 8/15/28	770,000	858,409
Oklahoma State University
3.427%, 9/1/36	100,000	107,721
3.627%, 9/1/40	880,000	947,940
Oregon Health and Science University, 5.000%, 7/1/45	350,000	435,453
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000	1,017,678
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (b)	505,000	527,207
Philadelphia, PA, Water and Wastewater Revenue, 4.189%, 10/1/37	665,000	747,645
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000	915,318
Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL)	340,000	366,965
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	200,000	215,175
Shelby County, Health, Educational and Housing Facilities Board, (Trezevant Manor Project)
4.000%, 9/1/21	250,000	249,519
4.000%, 9/1/22	250,000	247,959
Southern Ohio Port Authority, 6.500%, 12/1/30	470,000	534,085
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000	378,645
Sustainable Energy Utility, Inc., 2.344%, 9/15/29	900,000	882,811
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000	101,846

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Municipal Bonds (Continued)
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	300,000	$305,474
Washington Housing Finance Commission, (Transforming Age), 3.000%, 1/1/25	985,000	983,574
Wisconsin Health & Educational Facilities Authority
3.940%, 8/15/41	335,000	330,513
4.190%, 8/15/55	190,000	188,042

Total Municipal Bonds (Cost $21,912,569)		23,180,589

U.S. Government Agency Obligations – 6.8%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	1,140,000	1,166,136
2.780%, 11/2/37	1,800,000	1,959,809
3.430%, 4/6/45	1,000,000	1,149,443
3.660%, 3/7/44	974,000	1,158,580
Federal Home Loan Banks , 2.375%, 3/14/25	2,710,000	2,893,947
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	5,600,000	5,797,045
Federal National Mortgage Association , 5.625%, 7/15/37	391,000	585,373

Total U.S. Government Agency Obligations (Cost $14,038,277)		14,710,333

Senior Floating Rate Interests – 4.7%
Consumer Discretionary – 2.1%
Adient US LLC 2021 Term Loan B, 4.394%, (2 mo. USD LIBOR + 4.250%), 4/8/28 (a)	210,000	210,164
Altice France S.A. USD Term Loan B12, 3.871%, (3 mo. USD LIBOR + 3.688%), 1/31/26 (a)	469,806	467,105
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 2.113%, (1 mo. USD LIBOR + 2.000%), 1/15/27 (a)	492,500	489,310
Charter Communications Operating, LLC 2019 Term Loan B2, 1.870%, (1 mo. USD LIBOR + 1.750%), 2/1/27 (a)	285,974	284,961
Go Daddy Operating Company, LLC 2017 Repriced Term Loan
1.863%, (1 mo. USD LIBOR + 1.750%), 2/15/24 (a)	183,902	182,711
2.113%, (1 mo. USD LIBOR + 2.000%), 8/10/27 (a)	307,675	306,113
Harbor Freight Tools USA, Inc. 2020 Term Loan B, 3.750%, (1 mo. USD LIBOR + 3.000%), 10/19/27 (a)	574,560	575,017
Nexstar Broadcasting, Inc. 2018 Term Loan B3, 2.356%, (1 mo. USD LIBOR + 2.250%), 1/17/24 (a)	96,082	95,820
UPC Broadband Holding B.V. 2020 USD Term Loan B1
3.607%, (1 mo. USD LIBOR + 3.500%), 1/31/29 (a)	515,385	515,545
3.607%, (1 mo. USD LIBOR + 3.500%), 1/31/29 (a)	515,385	515,545
UPC Financing Partnership 2021 USD Term Loan AX, 0.000%, 1/31/29 (a)	995,000	987,641

		4,629,932

Consumer Staples – 0.2%
CHG PPC Parent LLC 2018 Term Loan B, 2.863%, (1 mo. USD LIBOR + 2.750%), 3/31/25 (a)	97,250	96,399
Coty, Inc. 2018 USD Term Loan B, 2.360%, (1 mo. USD LIBOR + 2.250%), 4/7/25 (a)	126,111	120,961

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*		Value
Consumer Staples (Continued)
Diamond (BC) B.V. USD Term Loan, 3.147%, (2 mo. USD LIBOR + 3.000%), 9/6/24 (a)	145,125		$144,711

			362,071

Financials – 0.4%
Iron Mountain, Inc. 2018 Term Loan B, 1.863%, (1 mo. USD LIBOR + 1.750%), 1/2/26 (a)	140,650		139,507
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 4.000%, (6 mo. USD LIBOR + 3.000%), 5/30/25 (a)	487,551		483,285
USI, Inc. 2017 Repriced Term Loan, 3.203%, (3 mo. USD LIBOR + 3.000%), 5/16/24 (a)	168,875		167,292

			790,084

Health Care – 1.1%
Adevinta ASA EUR Term Loan B, 0.000%, 4/20/28 (a)	185,000	EUR	223,200
Biogroup-LCD 2021 EUR Term Loan B, 4.750%, (3 mo. EURIBOR + 4.750%), 1/28/28 (a)	465,000	EUR	557,237
Insulet Corporation Term Loan B, 0.000%, 4/29/28 (a)	265,000		265,994
Nets Holding A/S EUR Term Loan B1E, 3.250%, (3 mo. EUR EURIBOR + 3.250%), 2/6/25 (a)	176,389	EUR	212,281
Verisure Holding AB 2021 EUR Term Loan, 0.000%, 1/15/28 (a)	900,000	EUR	1,081,953
Zephyr German BidCo GmbH EUR Term Loan B, 0.000%, 3/10/28 (a)	100,000	EUR	121,192

			2,461,857

Information Technology – 0.9%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 3.113%, (1 mo. USD LIBOR + 3.000%), 6/15/25 (a)	175,050		173,245
DCert Buyer, Inc. 2019 Term Loan B, 4.113%, (1 mo. USD LIBOR + 4.000%), 10/16/26 (a)	643,375		643,835
Finastra USA, Inc. USD 1st Lien Term Loan, 4.500%, (6 mo. USD LIBOR + 3.500%), 6/13/24 (a)	251,913		247,990
MA FinanceCo., LLC USD Term Loan B3, 2.863%, (1 mo. USD LIBOR + 2.750%), 6/21/24 (a)	28,300		28,034
Seattle Spinco, Inc. USD Term Loan B3, 2.863%, (1 mo. USD LIBOR + 2.750%), 6/21/24 (a)	191,114		189,322
SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4, 1.863%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	42,003		41,552
SS&C Technologies Inc. 2018 Term Loan B3, 1.863%, (1 mo. USD LIBOR + 1.750%), 4/16/25 (a)	56,637		56,019
Zelis Healthcare Corporation 2021 Term Loan, 3.615%, (1 mo. USD LIBOR + 3.500%), 9/30/26 (a)	471,431		469,442

			1,849,439

Total Senior Floating Rate Interests (Cost $10,102,799)			10,093,383

Foreign Government & Agency Securities – 1.5%
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	828,617
Hong Kong Government International Bond, 2.500%, 5/28/24 (b)	750,000		795,212
Republic of Chile, 0.830%, 7/2/31	1,370,000	EUR	1,681,943

Total Foreign Government & Agency Securities (Cost $3,107,310)			3,305,772

Asset Backed Securities – 0.5%
Carmax Auto Owner Trust Series 2017-4, Class C, 2.700%, 10/16/23	250,000		253,469
Corevest American Finance Trust Series 2020-4 Class C, 2.250%, 12/15/52 (b)	100,000		97,181

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2021 (Unaudited)

Security	Principal Amount*	Value
Asset Backed Securities (Continued)
Mosaic Solar Loan Trust Series 2020-2A, Class A, 1.440%, 8/20/46 (b)	205,454	$201,662
SBA Tower Trust Series 2014-2A, Class C, 3.869%, 10/15/49 (b)(d)	500,000	531,351

Total Asset Backed Securities (Cost $1,053,814)		1,083,663

Convertible Bonds – 0.3%
Consumer Discretionary – 0.1%
Etsy, Inc., 0.125%, 10/1/26	95,000	222,419

		222,419

Health Care – 0.1%
Dexcom, Inc., 0.250%, 11/15/25 (b)	205,000	206,025

		206,025

Technology – 0.1%
Square, Inc., 0.125%, 3/1/25 (b)	50,000	103,875

		103,875

Total Convertible Bonds (Cost $561,256)		532,319

Certificates of Deposit – 0.2%
Self-Help Credit Union, 2.200%, 6/25/21	100,000	100,341
Self-Help Federal Credit Union, 2.500%, 6/27/22	400,000	411,232

Total Certificates of Deposit (Cost $500,000)		511,573

Preferred Stock – 0.1%
Health Care – 0.1%
Becton Dickinson and Co., Series B, 6.000%, 6/1/23	4,000	220,920

		220,920

Total Preferred Stock (Cost $218,510)		220,920

Total Long Term Investments (Cost $221,521,866)		228,808,479

Short Term Investment – 3.7%
U.S. Government Agency Obligations – 3.7%
Federal Home Loan Bank Discount Notes, 0.000%, 6/17/21	8,000,000	8,000,100

Total Short Term Investment (Cost $7,999,739)		8,000,100

Total Investments–109.5% (Cost $229,521,605)		236,808,579
Other Liabilities, less assets – (9.5)%		(20,471,517)

Net Assets – 100.0%		$216,337,062

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities was $39,354,592, representing 18.2% of net assets.

(c)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(d)	Step coupon bond.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

NATL — National Public Finance Guarantee Corporation

CAD – Canadian Dollar

EUR – Euro

At April 30, 2021, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)
United States Dollar	Canadian Dollar	Morgan Stanley & Co. Inc.	6/16/21	1,052,000	$855,220	$(22,197)
United States Dollar	Euro	Morgan Stanley & Co. Inc.	6/16/21	1,804,000	2,173,540	(21,943)
United States Dollar	Euro	BNP Paribas N.A.	5/28/21	1,830,000	2,203,985	10,421

						$(33,719)

At April 30, 2021, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.K. Gilt (Short)	18	$(1,800,000)	$(3,181,780)	6/28/21	$14,212
Euro Bund (Short)	27	$(2,700,000)	$(5,525,441)	6/8/21	$24,558
10-Year Australia Government Bond (Short)	12	$(1,200,000)	$(1,292,064)	6/15/21	$(7,557)

					$31,213

At April 30, 2021, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay Fixed rate annually 0.821% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/26	$16,667,000	$(45,103)	$(45,319)	$216
Pay Fixed rate annually 1.167% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/28	9,000,000	(37,002)	(31,149)	(5,853)
Pay Fixed rate annually 1.470% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/31	13,065,000	(80,545)	(108,877)	28,332
Receive Fixed rate annually 0.150% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/23	10,760,000	2,944	947	1,997

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive Fixed rate annually 0.821% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/26	9,445,000	25,559	19,453	6,106
Receive Fixed rate annually 1.850% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/51	7,720,000	132,685	116,414	16,271
Receive Fixed rate annually 1.813% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/16/41	5,095,000	61,125	62,915	(1,790)

					$14,384	$45,279

At April 30, 2021, the Fund had the following OTC total return swap contracts outstanding.

Pay/Receive Total Return	Reference Enitity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterpatry	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	IBOXX USD Liquid High Yield, Series 1	3 month USD BBA LIBOR	Maturity	USD	5,030,000	12/20/21	Morgan Stanley & Co. Inc.	$(54,302)	$702	$(55,004)

At April 30, 2021, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection (c):
CDX-NAHY Series 36, Version 1, 5 Year Index, Fixed Rate 5.000% (d)	Morgan Stanley/ICE	6/20/26	$2,350,000	$231,261	$197,351	$33,910

					$197,351	$33,910

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c)

If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d)	Ratings of Moody’s/S&P - B1/B+

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2021 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers Investor Shares, Institutional Shares and Class Y shares. Institutional shares and Class Y shares were not offered prior to November 30, 2011, and June 15, 2018, respectively. As of April 30, 2021, the Class Y shares of the Bond Fund had not yet commenced operations. Each class of shares is sold at its offering price, which is net asset value.

The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, and fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor.

Class Y shares may only be purchased through omnibus accounts held on the books of the Fund for financial intermediaries that have been approved by the Funds’ distributor. Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees.

The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Fund follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long Term Investments in Securities:
Mortgage Backed Securities	$—	$109,249,011	$—	$109,249,011
Corporate Bonds and Notes	—	65,920,916	—	65,920,916

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

April 30, 2021 (Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	—	23,180,589	—	23,180,589
U.S. Government Agency Obligations	—	14,710,333	—	14,710,333
Senior Floating Rate Interests	—	10,093,383	—	10,093,383
Foreign Government & Agency Securities	—	3,305,772	—	3,305,772
Asset Backed Securities	—	1,083,663	—	1,083,663
Convertible Bonds	—	532,319	—	532,319
Certificates of Deposit	—	511,573	—	511,573
Preferred Stock	220,920	—	—	220,920

Total Long Term Investments	$220,920	$228,587,559	$—	$228,808,479

Short Term Investment in Securities:
U.S. Government Agency Obligations	—	8,000,100	—	8,000,100

Total Short Term Investment	$—	$8,000,100	$—	$8,000,100

Total Investment in Securities	$220,920	$236,587,659	$—	$236,808,579

Other Financial Instruments:
Forward Currency Contracts	—	10,421	—	10,421
Futures	—	38,770	—	38,770
Credit Default Swap—CCP	—	33,910	—	33,910
Interest Rate Swap—CCP	—	52,922	—	52,922

Total Other Financial Instruments	$—	$136,023	$—	$136,023

Liabilities:
Other Financial Instruments:
Forward Currency Contracts	—	(44,140)	—	(44,140)
Futures	—	(7,557)	—	(7,557)
Interest Rate Swap—CCP	—	(7,643)	—	(7,643)
Total Return Swap—OTC	—	(55,004)	—	(55,004)

Total Other Financial Instruments	$—	$(114,344)	$—	$(114,344)